Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Balance and Transactions [Abstract]
Schedule of Amounts Due from Related Parties	As of June 30, 2023 and December 31, 2022, the balances of amounts due from related parties were as follows:
		As of June 30, 2023	As of December 31, 2022
Due from related parties
Bally		$5,168	$5,168
Mr. Xuanming Wang		19,307	20,102
Mr. Wenwu Zhang	(1)	324,080	337,420
Mr. Shousheng Guo		50,276	-
Shidong (Suzhou) Investment Co., Ltd.		38,614	37,332
Others		1,113	-
Total		$438,558	$400,022
(1)	The balance as of June 30, 2023 and December 31, 2022 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe.

Schedule of Amounts Due to Related Parties	As of June 30, 2023 and December 31, 2022, the balances of amounts due to related parties were as follows:
		As of June 30, 2023	As of December 31, 2022
Due to related parties
Mr. Haiping Hu		2,758	2,872
Mr. Chenming Qi		8,826	9,189
Ms. Jing Ji		19,135	19,923
Shanghai HuiYang Investment Co.	(1)	728,290	738,128
Haicheng Shenhe		-	50,395
Zhuhai Investment	(2)	2,026,071	64,643
Total		$2,785,080	$885,150
(1)	The balance as of June 30, 2023 and December 31, 2022 represented the loans from the related party, with the annual interest rate of 4.35% and was initially due on August 13, 2022 and extended to December 31, 2023.

(2)	The balance as of June 30, 2023 represented the loans from the Zhuhai Investment, with the annual interest rate of 8% and was initially due on December 31, 2023.

Schedule of Deferred Revenue-Related Parties	As of June 30, 2023 and December 31, 2022, the balances of deferred revenue - related parties were as follows:
		As of June 30, 2023	As of December 31, 2022
Deferred revenue - related parties
Shanghai Hui Yang Investment Co.	(1)	333,733	347,471
Total		$333,733	$347,471
(1)	The balance as of June 30, 2023 and December 31, 2022 represented the advance from the related party for tailored services.